PROPERTY, PLANT AND EQUIPMENT	6 Months Ended
Jun. 30, 2023
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT

US$ MILLIONS	Gross carrying amount	Accumulated depreciation	Accumulated fair value adjustments	Total
Balance at January 1, 2022	$3,935	$(673)	$1,541	$4,803
Additions, net of disposals	435	5	—	440
Non-cash additions	7	(4)	—	3
Depreciation expense	—	(110)	—	(110)
Fair value adjustments	—	—	100	100
Net foreign currency exchange differences	(430)	75	(163)	(518)
Balance at December 31, 2022	$3,947	$(707)	$1,478	$4,718
Additions, net of disposals	236	6	—	242
Non-cash additions	4	(3)	—	1
Depreciation expense	—	(59)	—	(59)
Net foreign currency exchange differences	209	(38)	76	247
Balance at June 30, 2023	$4,396	$(801)	$1,554	$5,149
Property, plant and equipment of our company is predominantly comprised of last mile utility connections at our U.K. regulated distribution operation which provide essential services and generate regulated cash flows. Tariffs are set on the basis of a regulated asset base, provides inflation protection, and are typically adjusted annually. Our U.K. operation has a diverse customer base throughout England, Scotland, and Wales, which underpins its cash flows.
Our company’s property, plant, and equipment is measured at fair value on a recurring basis with an effective date of revaluation for all asset classes of December 31. Our company determined fair value under the income method. Assets under development were revalued where fair value could be reliably measured.